Financial Instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	$ 2,491	$ 2,911
Derivative financial instrument, Fair value	32	21
Net Investment Hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	837	1,511
Derivative financial instrument, Fair value	(48)	3
Interest Rate Swap Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	1,018	1,005
Derivative financial instrument, Fair value	54	(18)
Fuels Price Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	136	145
Derivative financial instrument, Fair value	8	30
Foreign Exchange Options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	500	250
Derivative financial instrument, Fair value	$ 18	$ 6